UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                 (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period:   9/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund
Schedule of Investments
September 30, 2012
(Unaudited)

Common Stocks - 99.48%	Shares	Fair Value

Consumer Discretionary - 12.01%
Darden Restuarants, Inc.	58,380	$3,254,685
Genuine Parts Co.	48,680	2,970,940
Omnicom Group, Inc.	59,520	3,068,851
Target Corp.	49,070	3,114,473
		12,408,949

Consumer Staples - 6.20%
PepsiCo, Inc.	46,220	3,270,989
Procter & Gamble Co./The	45,220	3,136,459
		6,407,448

Energy - 14.11%
Chevron Corp.	27,020	3,149,451
Energen Corp.	63,120	3,308,119
Ensco PLC - Class A	37,460	2,043,818
Exxon Mobil Corp.	35,340	3,231,843
Helmerich & Payne, Inc.	59,740	2,844,221
		14,577,452

Financials - 17.18%
ACE Ltd.	39,890	3,015,684
American Express Co.	49,120	2,792,963
BlackRock, Inc.	16,760	2,988,308
PartnerRe Ltd.	38,990	2,896,177
T. Rowe Price Group, Inc.	49,810	3,152,973
Willis Group Holdings PLC	78,540	2,899,697
		17,745,802

Healthcare - 17.98%
Baxter International, Inc.	49,600	2,988,896
Eli Lilly & Co.	61,900	2,934,679
Johnson & Johnson	46,290	3,189,844
Merck & Co., Inc.	71,140	3,208,414
Stryker Corp.	57,710	3,212,139
Teva Pharmaceutical Industries Ltd. (a)	73,400	3,039,494
		18,573,466

Industrials - 8.30%
General Dynamics Corp.	38,430	2,540,992
United Parcel Service, Inc. - Class B	37,940	2,715,366
W.W. Grainger, Inc.	15,920	3,317,250
		8,573,608

Information Technology - 12.12%
Linear Technology Corp.	100,130	3,189,141
Microsoft Corp.	103,820	3,091,760
Paychex, Inc.	95,740	3,187,185
Texas Instruments, Inc.	111,020	3,058,601
		12,526,687

Materials - 8.49%
Air Products & Chemicals, Inc.	37,740	3,121,098
Albemarle Corp.	49,960	2,631,893
Greif, Inc. - Class A	68,390	3,021,470
		8,774,461

Telecommunication Services - 3.09%
AT&T, Inc.	84,690	3,192,813

TOTAL COMMON STOCKS (Cost $91,216,933)		102,780,686

Money Market Securities - 0.52%
Federated Prime Obligations Fund, 0.15% (b)	531,982	531,982

TOTAL MONEY MARKET SECURITIES (Cost $531,982)		531,982

TOTAL INVESTMENTS (Cost $91,748,915) - 100.00%		$103,312,668

Other assets in excess of liabilities - 0.00%		5,061

TOTAL NET ASSETS - 100.00%		$103,317,729

(a) American Depositary Receipt.
(b) Rate disclosed is the seven day yield as of September 30, 2012.

Tax Related
Unrealized appreciation		$12,727,657
Unrealized depreciation		(1,335,961)
Net unrealized appreciation		$11,391,696

Aggregate cost of securities for income tax purposes		$91,920,972

See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments
September 30, 2012
 (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments - continued
September 30, 2012

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$12,408,949	$-	$-	$12,408,949
Consumer Staples	6,407,448	-	-	6,407,448
Energy	14,577,452	-	-	14,577,452
Financials	17,745,802	-	-	17,745,802
Healthcare	18,573,466	-	-	18,573,466
Industrials	8,573,608	-	-	8,573,608
Information Technology	12,526,687	-	-	12,526,687
Materials	8,774,461	-	-	8,774,461
Telecommunication Services	3,192,813	-	-	3,192,813
Money Market Securities	531,982	-	-	531,982

Total	$103,312,668	$-	$-	$103,312,668

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments - continued
September 30, 2012

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  During the reporting period ended September 30, 2012, there were no transfers between levels.  The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Crawford Dividend Opportunity Fund
Schedule of Investments
September 30, 2012
(Unaudited)

Common Stocks - 97.89%	Shares	Fair Value

Consumer Discretionary - 9.45%
Columbia Sportswear Co.	160	$8,640
Cracker Barrel Old Country Store, Inc.	130	8,724
Gentex Corp.	550	9,356
Hillenbrand, Inc.	390	7,094
Monro Muffler Brake, Inc.	170	5,982
Tupperware Brands Corp.	140	7,503
		47,299

Consumer Staples - 1.40%
Nu Skin Enterprises, Inc. - Class A	180	6,989

Energy - 5.35%
Berry Petroleum Co. - Class A	230	9,345
Energen Corp.	190	9,958
World Fuel Services Corp.	210	7,478
		26,781

Financials - 24.44%
Arthur J. Gallagher & Co.	200	7,164
BancFirst Corp.	200	8,592
Brown & Brown, Inc.	270	7,039
Bryn Mawr Bank Corp.	380	8,527
Cash America International, Inc.	180	6,943
Cullen/Frost Bankers, Inc.	140	8,040
Endurance Specialty Holdings Ltd.	170	6,545
Greenhill & Co., Inc.	200	10,350
Lazard Ltd. - Class A	280	8,184
Mercury General Corp.	190	7,343
Platinum Underwriters Holdings Ltd.	200	8,174
Provident New York Bancorp	940	8,845
SCBT Financial Corp.	260	10,473
Tompkins Financial Corp.	200	8,104
Trustmark Corp.	330	8,032
		122,355

Healthcare - 10.83%
Meridian Bioscience, Inc.	430	8,247
Mindray Medical International Ltd. (a)	270	9,075
National Research Corp.	150	7,541
Owens & Minor, Inc.	290	8,665
PerkinElmer, Inc.	370	10,904
Young Innovations, Inc.	250	9,775
		54,207

Industrials - 15.73%
A. O. Smith Corp.	150	8,631
Dun & Bradstreet Corp./The	100	7,962
Harsco Corp.	370	7,596
HNI Corp.	280	7,143
IDEX Corp.	170	7,101
Landstar System, Inc.	140	6,619
Regal -Beloit Corp.	140	9,867
Textainer Group Holdings Ltd.	230	7,027
Valmont Industries, Inc.	70	9,205
Watsco, Inc.	100	7,579
		78,730

Information Technology - 11.33%
Broadridge Financial Solutions, Inc.	300	6,999
Communications Systems, Inc.	730	8,234
Global Payments, Inc.	170	7,111
Intersil Corp. - Class A	850	7,438
MTS Systems Corp.	190	10,175
Mesa Laboratories, Inc.	180	8,708
National Instruments Corp.	320	8,054
		56,719

See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Opportunity Fund
Schedule of Investments - continued
September 30, 2012
(Unaudited)

Common Stocks - 97.89% - continued	Shares	Fair Value

Materials - 7.12%
A. Schulman, Inc.	230	$5,479
Compass Minerals International, Inc.	80	5,967
Greif, Inc. - Class A	140	6,185
NewMarket Corp.	30	7,394
Olin Corp.	260	5,650
Sealed Air Corp.	320	4,947
		35,622

Real Estate Investment Trusts - 7.30%
American Campus Communities, Inc.	160	7,021
LTC Properties, Inc.	230	7,326
Mid-America Apartment Communities, Inc.	100	6,531
National Retail Properties, Inc.	270	8,235
Tanger Factory Outlet Centers, Inc.	230	7,436
		36,549

Utilities - 4.94%
AGL Resources, Inc.	150	6,137
Avista Corp.	230	5,920
Questar Corp.	310	6,302
South Jersey Industries, Inc.	120	6,352
		24,711

TOTAL COMMON STOCKS (Cost $489,395)		489,962

Money Market Securities - 99.90%
Federated Prime Obligations Fund, 0.15% (b)	500,025	500,025

TOTAL MONEY MARKET SECURITIES (Cost $500,025)		500,025

TOTAL INVESTMENTS (Cost $989,420) - 197.79%		$989,987

Liabilities in excess of other assets - (97.79%)		(489,453)

TOTAL NET ASSETS - 100.00%		$500,534

(a) American Depositary Receipt.
(b) Rate disclosed is the seven day yield as of September 30, 2012.

Tax Related
Unrealized appreciation		$3,814
Unrealized depreciation		(3,247)
Net unrealized appreciation		$567

Aggregate cost of securities for income tax purposes		$989,420

See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Opportunity Fund
Related Notes to the Schedule of Investments
September 30, 2012
(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Crawford Dividend Opportunity Fund
Related Notes to the Schedule of Investments -continued
September 30, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$489,962	$-	$-	$489,962
Money Market Securities	500,025	-	-	500,025
Total	$989,987	$-	$-	$989,987
*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  During the reporting period ended September 30, 2012, there were no transfers between levels.  The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of November 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
 /s/ John C. Swhear
John C. Swhear, Interim President

Date                11/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
 /s/ John C. Swhear
John C. Swhear, Interim President

Date                11/29/12

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date                11/29/12